Description of Organization, Business Operations and Liquidity (Details) - USD ($)				3 Months Ended
	Aug. 16, 2022	Jul. 01, 2021	Jun. 11, 2021	Mar. 31, 2023	Dec. 31, 2022
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds			$ 150,000,000
Fund working capital			$ 1,000,000
Amount deposited into the trust account		$ 22,500,000
Aggregate proceeds held in the trust account		$ 172,500,000
Transaction costs				$ 9,947,799
Underwriting fees				3,450,000
Deferred underwriting fees				6,037,500
Other offering costs				460,299
Amount withdrawal				1,000,000
Amount withdrawal one				389,298
Additional withdrew				$ 1,000,000
Operating businesses percentage				80.00%
Business combination percentage				50.00%
Company net tangible assets				$ 5,000,001
Public shares percentage				15.00%
Obligation to redeem public shares percentage				100.00%
Maximum allowed dissolution expenses				$ 100,000
Outstanding public shares				$ 1,000,000
Trust account per share (in Dollars per share)				$ (10)
Trust account, description				(1) $10.00 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public Share
Cash				$ 1,792,862
Working capital				680,981
Franchise tax payable				50,000
Franchise taxes paid				2,124
Income taxes payable				977,338	$ 524,777
Proceeds from sale of founder shares				25,000
Unsecured and noninterest bearing promissory note				46,975
Trust account				1,000,000
Amount withdrew from trust account to pay taxes				$ 2,389,298
Federal excise tax rate	1.00%
Fair value market rate				1.00%
Initial Public Offering [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Number of units sold (in Shares)			15,000,000
Price per share (in Dollars per share)			$ 10
Overfunded trust account			$ 1,240,000
Initial Public Offering amount			$ 150,000,000
Public price per share (in Dollars per share)				$ 10
Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Number of units sold (in Shares)		2,250,000
Proceeds from initial public offering		$ 22,500,000
Private Placement Warrants [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds		$ 450,000
Sale of private placement warrants (in Shares)		450,000
Warrants per share (in Dollars per share)		$ 1
Private Placement Warrants [Member] | Private Placement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds				$ 5,250,000
Sale of private placement warrants (in Shares)				5,250,000
Price per share (in Dollars per share)				$ 1